Delaware VIP® Trust — Delaware VIP Fund for Income Series
Schedule of investments
March 31, 2020 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds - 85.77%			Corporate Bonds (continued)
Banking - 4.43%			Capital Goods (continued)
Ally Financial 8.00% 11/1/31	630,000$	727,681	Berry Global
Credit Suisse Group			144A 4.875% 7/15/26 #	250,000$	253,905
144A 6.25%#µy	200,000	185,722	144A 5.625% 7/15/27 #	300,000	312,209
144A 7.50%#µy	225,000	217,985	Bombardier
Deutsche Bank 6.00%µy	400,000	268,800	144A 7.50% 12/1/24 #	275,000	183,908
Popular 6.125% 9/14/23	1,235,000	1,153,175	144A 7.875% 4/15/27 #	260,000	181,369
Royal Bank of Scotland Group			Cloud Crane 144A 10.125% 8/1/24 #	125,000	99,219
8.625%µy	1,180,000	1,156,783	Gates Global 144A 6.25% 1/15/26 #	333,000	296,538
Synovus Financial 5.90% 2/7/29 µ	245,000	229,706	Granite US Holdings 144A
		3,939,852	11.00% 10/1/27 #	280,000	242,608
Basic Industry - 10.09%			Greif 144A 6.50% 3/1/27 #	200,000	192,930
Allegheny Technologies			Griffon 144A 5.75% 3/1/28 #	505,000	477,541
5.875% 12/1/27	180,000	150,120	Mauser Packaging Solutions Holding
7.875% 8/15/23	475,000	461,208	144A 7.25% 4/15/25 #	515,000	393,990
Blue Cube Spinco 10.00% 10/15/25	180,000	191,044	Titan Acquisition 144A 7.75% 4/15/26 #	180,000	151,554
Chemours			TransDigm
5.375% 5/15/27	275,000	212,417	144A 5.50% 11/15/27 #	270,000	243,823
7.00% 5/15/25	680,000	570,353	144A 6.25% 3/15/26 #	706,000	706,439
First Quantum Minerals			Trivium Packaging Finance 144A
144A 7.25% 4/1/23 #	540,000	465,753	5.50% 8/15/26 #	300,000	300,187
144A 7.50% 4/1/25 #	520,000	435,991	United Rentals North America
Freeport-McMoRan 5.45% 3/15/43	983,000	887,452	4.625% 10/15/25	150,000	142,687
Hudbay Minerals			5.25% 1/15/30	1,000,000	1,005,250
144A 7.25% 1/15/23 #	175,000	153,780	5.50% 5/15/27	325,000	319,288
144A 7.625% 1/15/25 #	125,000	109,532			6,212,489
IAMGOLD 144A 7.00% 4/15/25 #	255,000	239,380	Communications - 9.70%
Joseph T Ryerson & Son 144A			Altice France Holding
11.00% 5/15/22 #	234,000	219,370	144A 6.00% 2/15/28 #	725,000	643,205
Kraton Polymers 144A 7.00% 4/15/25 #	765,000	683,474	144A 10.50% 5/15/27 #	500,000	530,000
Lennar 5.00% 6/15/27	280,000	258,592	C&W Senior Financing 144A
M/I Homes 144A 4.95% 2/1/28 #	785,000	672,156	6.875% 9/15/27 #	408,000	354,743
Mattamy Group			CenturyLink
144A 4.625% 3/1/30 #	145,000	125,516	144A 4.00% 2/15/27 #	315,000	303,187
144A 5.25% 12/15/27 #	405,000	379,687	144A 5.125% 12/15/26 #	765,000	766,913
New Enterprise Stone & Lime 144A			Cincinnati Bell 144A 7.00% 7/15/24 #	300,000	304,116
6.25% 3/15/26 #	350,000	324,990	Consolidated Communications
Novelis 144A 5.875% 9/30/26 #	225,000	222,375	6.50% 10/1/22	815,000	719,237
Olin			Front Range BidCo 144A
5.00% 2/1/30	555,000	479,770	6.125% 3/1/28 #	785,000	750,166
5.625% 8/1/29	525,000	486,045	Frontier Communications 144A
Standard Industries			8.00% 4/1/27 #	1,014,000	1,005,716
144A 5.00% 2/15/27 #	250,000	229,242	Level 3 Financing 5.375% 8/15/22	63,000	63,362
144A 5.375% 11/15/24 #	400,000	387,012	Qwest 7.25% 9/15/25	225,000	229,011
144A 6.00% 10/15/25 #	350,000	346,595	Sprint
Tms International Holding 144A			7.625% 3/1/26	450,000	511,807
7.25% 8/15/25 #	310,000	281,711	7.875% 9/15/23	985,000	1,092,005
		8,973,565	Sprint Capital 8.75% 3/15/32	175,000	232,409
Capital Goods - 6.99%			T-Mobile USA
ARD Finance 144A PIK 6.50%			5.125% 4/15/25	200,000	205,988
6/30/27 # ❆	425,000	367,391	6.50% 1/15/24	50,000	51,123
Ashtead Capital 144A 4.25% 11/1/29 #	400,000	341,653	T-Mobile USA Escrow=†	500,000	0

NQ-FLA [3/20] 5/20 (1178328) Fund for Income Series-1

Delaware VIP® Fund for Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Communications (continued)			Energy (continued)
Uniti Group 144A 7.875% 2/15/25 #	510,000	$ 478,125	Genesis Energy
Vodafone Group 7.00% 4/4/79 µ	355,000	380,191	5.625% 6/15/24	100,000	$ 70,875
		8,621,304	6.50% 10/1/25	250,000	182,567
Consumer Cyclical - 3.43%			Murphy Oil
Allison Transmission 144A			5.875% 12/1/27	740,000	389,647
5.875% 6/1/29 #	410,000	404,657	5.875% 12/1/42	250,000	105,051
Boyd Gaming 144A 4.75% 12/1/27 #	505,000	419,428	NuStar Logistics
KFC Holding 144A 5.00% 6/1/24 #	150,000	147,938	5.625% 4/28/27	350,000	271,023
MGM Growth Properties Operating			6.00% 6/1/26	350,000	260,968
			PBF Holding 144A 6.00% 2/15/28 #	208,000	141,440
Partnership 5.75% 2/1/27	555,000	484,931
			PDC Energy 6.125% 9/15/24	398,000	215,913
MGM Resorts International
			Precision Drilling
6.00% 3/15/23	200,000	194,251	6.50% 12/15/21	40,736	30,906
Murphy Oil USA 4.75% 9/15/29	1,013,000	955,310	144A 7.125% 1/15/26 #	150,000	50,781
Scientific Games International 144A			Southwestern Energy
8.25% 3/15/26 #	460,000	297,037	6.20% 1/23/25	300,000	206,526
Stars Group Holdings 144A			7.50% 4/1/26	100,000	66,257
7.00% 7/15/26 #	150,000	141,863	7.75% 10/1/27	595,000	395,720
		3,045,415	Sunoco 4.875% 1/15/23	300,000	292,325
Consumer Non-Cyclical - 5.06%			Targa Resources Partners
Albertsons 144A 4.875% 2/15/30 #	265,000	264,337	5.375% 2/1/27	425,000	352,134
Energizer Holdings			6.50% 7/15/27	535,000	460,100
144A 5.50% 6/15/25 #	250,000	244,064	Transocean
144A 6.375% 7/15/26 #	125,000	126,944	144A 7.25% 11/1/25 #	365,000	186,249
HLF Financing 144A 7.25% 8/15/26 #	250,000	213,437	144A 8.00% 2/1/27 #	415,000	198,681
JBS USA			WPX Energy
144A 5.50% 1/15/30 #	625,000	648,781	4.50% 1/15/30	265,000	144,889
144A 5.875% 7/15/24 #	100,000	101,625	5.25% 10/15/27	535,000	297,219
144A 6.75% 2/15/28 #	300,000	321,915			6,569,985
Kraft Heinz Foods			Financial Services - 0.48%
3.95% 7/15/25	340,000	334,907	DAE Funding 144A 5.75% 11/15/23 #	460,000	429,523
5.00% 7/15/35	240,000	240,216			429,523
5.20% 7/15/45	400,000	386,848
Pilgrim’s Pride 144A 5.875% 9/30/27 #	495,000	495,965	Healthcare - 8.20%
Post Holdings			AMN Healthcare 144A
144A 5.50% 12/15/29 #	250,000	260,713	4.625% 10/1/27 #	515,000	492,340
144A 5.75% 3/1/27 #	400,000	412,671	Bausch Health 144A 5.50% 11/1/25 #	1,090,000	1,108,045
Spectrum Brands 144A			Charles River Laboratories International
5.00% 10/1/29 #	520,000	446,442	144A 4.25% 5/1/28 #	785,000	761,018
		4,498,865	CHS 144A 8.00% 3/15/26 #	530,000	506,480
			DaVita 5.125% 7/15/24	925,000	928,011
Energy - 7.39%			Encompass Health 4.75% 2/1/30	505,000	500,228
Cheniere Corpus Christi Holdings			Hadrian Merger 144A 8.50% 5/1/26 #	625,000	470,964
7.00% 6/30/24	915,000	805,208	HCA
Cheniere Energy Partners 144A			5.375% 2/1/25	325,000	332,717
4.50% 10/1/29 #	815,000	729,873	5.875% 2/15/26	125,000	130,869
Crestwood Midstream Partners			5.875% 2/1/29	690,000	732,263
5.75% 4/1/25	450,000	261,013	Hill-Rom Holdings 144A
6.25% 4/1/23	250,000	141,614	4.375% 9/15/27 #	520,000	516,642
DCP Midstream Operating			Tenet Healthcare
3.875% 3/15/23	250,000	201,793	5.125% 5/1/25	235,000	223,837
5.125% 5/15/29	175,000	111,213

NQ-FLA [3/20] 5/20 (1178328) Fund for Income Series-2

Delaware VIP® Fund for Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Healthcare (continued)			Real Estate Investment Trusts - 0.22%
Tenet Healthcare			HAT Holdings I 144A 5.25% 7/15/24 #	200,000	$193,251
6.875% 11/15/31	220,000	$186,679			193,251
8.125% 4/1/22	425,000	403,895	Services - 2.25%
		7,293,988	Anixter 6.00% 12/1/25	275,000	271,561
Insurance - 4.46%			Clean Harbors 144A 5.125% 7/15/29 #	295,000	276,870
Centene			Mobile Mini 5.875% 7/1/24	125,000	120,625
144A 4.625% 12/15/29 #	560,000	565,908	Prime Security Services Borrower
144A 5.375% 8/15/26 #	950,000	979,687	144A 5.75% 4/15/26 #	780,000	768,785
GTCR AP Finance 144A			144A 6.25% 1/15/28 #	650,000	565,500
8.00% 5/15/27 #	104,000	96,568			2,003,341
HUB International 144A 7.00% 5/1/26 #	911,000	908,791	Technology - 7.23%
Molina Healthcare			Banff Merger Sub 144A 9.75% 9/1/26 #	750,000	665,681
144A 4.875% 6/15/25 #	250,000	245,936	Camelot Finance 144A 4.50% 11/1/26 # .	445,000	434,152
5.375% 11/15/22	400,000	398,136	CDK Global
USI 144A 6.875% 5/1/25 #	821,000	769,663	144A 5.25% 5/15/29 #	755,000	772,931
		3,964,689	5.875% 6/15/26	91,000	96,647
Media - 12.65%			CDW 5.00% 9/1/25	250,000	259,139
Altice Financing 144A 5.00% 1/15/28 #	320,000	285,600	CommScope Technologies 144A
Cablevision Systems 5.875% 9/15/22	320,000	324,909	5.00% 3/15/27 #	430,000	376,282
CCO Holdings			Granite Merger Sub 2 144A
144A 4.50% 8/15/30 #	1,465,000	1,443,942	11.00% 7/15/27 #	265,000	263,289
144A 4.75% 3/1/30 #	225,000	225,686	Iron Mountain
144A 5.375% 6/1/29 #	480,000	495,912	144A 5.25% 3/15/28 #	925,000	918,849
Clear Channel Worldwide Holdings			5.75% 8/15/24	225,000	225,556
144A 5.125% 8/15/27 #	650,000	612,267	Open Text 144A 3.875% 2/15/28 #	155,000	146,427
144A 9.25% 2/15/24 #	406,000	351,699	Open Text Holdings 144A
Connect Finco 144A 6.75% 10/1/26 #	1,045,000	867,350	4.125% 2/15/30 #	662,000	626,169
CSC Holdings			Science Applications International 144A
144A 5.375% 7/15/23 #	750,000	762,191	4.875% 4/1/28 #	475,000	458,672
144A 5.75% 1/15/30 #	1,000,000	1,012,210	SS&C Technologies 144A
144A 7.50% 4/1/28 #	225,000	241,287	5.50% 9/30/27 #	665,000	689,522
Cumulus Media New Holdings 144A			Verscend Escrow 144A 9.75% 8/15/26 #.	495,000	497,819
6.75% 7/1/26 #	535,000	481,833			6,431,135
Gray Television
144A 5.875% 7/15/26 #	275,000	266,296	Transportation - 0.56%
144A 7.00% 5/15/27 #	210,000	210,115	Stena International 144A
LCPR Senior Secured Financing 144A			6.125% 2/1/25 #	200,000	169,500
6.75% 10/15/27 #	525,000	520,039	VistaJet Malta Finance 144A
Netflix			10.50% 6/1/24 #	400,000	326,002
4.375% 11/15/26	100,000	100,805			495,502
4.875% 4/15/28	300,000	308,273	Utilities - 2.63%
144A 4.875% 6/15/30 #	60,000	61,242	AES 6.00% 5/15/26	150,000	148,583
Nexstar Broadcasting			Calpine 144A 5.25% 6/1/26 #	505,000	483,269
144A 5.625% 8/1/24 #	200,000	189,499	Edison International 4.95% 4/15/25	135,000	134,688
144A 5.625% 7/15/27 #	705,000	693,050	Vistra Operations
Radiate Holdco 144A 6.625% 2/15/25 #	475,000	407,904	144A 5.00% 7/31/27 #	255,000	260,240
Sirius XM Radio 144A 4.625% 7/15/24 # .	541,000	552,461	144A 5.50% 9/1/26 #	276,000	286,203
Terrier Media Buyer 144A			144A 5.625% 2/15/27 #	985,000	1,021,248
8.875% 12/15/27 #	440,000	372,900			2,334,231
VTR Finance 144A 6.875% 1/15/24 #	505,000	461,441	Total Corporate Bonds
		11,248,911	(cost $84,481,090)		76,256,046

NQ-FLA [3/20] 5/20 (1178328) Fund for Income Series-3

Delaware VIP® Fund for Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements - 6.40%			Loan Agreements (continued)
Air Medical Group Holdings 4.932%			Terrier Media Buyer 5.70% (LIBOR03M +
(LIBOR02M + 3.25%) 4/28/22 •	533,955	$493,908	4.25%) 12/17/26 •	514,710	$446,189
Applied Systems 2nd Lien 8.45%			Transdigm Tranche F TBD 12/9/25 X	84,070	78,605
(LIBOR03M + 7.00%) 9/19/25 •	686,000	634,550	Ultimate Software Group 1st Lien TBD
Apro 5.00% (LIBOR01M + 4.00%)			5/4/26 X	85,000	80,325
10/28/26 •	290,938	255,298	Verscend Holding Tranche B 5.489%
BW Gas & Convenience Holdings 7.18%			(LIBOR01M + 4.50%) 8/27/25 •	371,116	352,560
(LIBOR01M + 6.25%) 11/18/24 •	271,563	228,113	Total Loan Agreements
Calpine TBD 1/15/24 X	67,333	65,032	(cost $6,484,694)		5,694,056
Chesapeake Energy Tranche A 9.00%
(LIBOR01M + 8.00%) 6/24/24 •	550,000	223,300		Number of
Dorna Sports SL Tranche B2 4.921%				shares
(LIBOR06M + 3.00%) 4/12/24 •	400,000	360,000	Short-Term Investments - 8.72%
Granite US Holdings Tranche B 6.322%			Money Market Mutual Funds - 8.72%
(LIBOR03M + 5.25%) 9/30/26 •	215,614	156,320	BlackRock FedFund - Institutional Shares
Informatica 2nd Lien 7.125% (LIBOR06M			(seven-day effective yield 0.33%)	1,550,613	1,550,613
+ 0.00%) 2/14/25 •	535,000	473,475	Fidelity Investments Money Market
Kronos 2nd Lien 10.013% (LIBOR03M +			Government Portfolio - Class I
8.25%) 11/1/24 •	513,000	483,759	(seven-day effective yield 0.30%)	1,550,613	1,550,613
LCPR Loan Financing 5.705%			GS Financial Square Government Fund -
(LIBOR01M + 5.00%) 10/15/26 •	207,000	180,090	Institutional Shares (seven-day
Merrill Communications Tranche B 1st
			effective yield 0.34%)	1,550,613	1,550,613
Lien 6.908% (LIBOR03M + 5.00%)			Morgan Stanley Government Portfolio -
10/5/26 •	354,113	292,143	Institutional Share Class (seven-day
Ortho-Clinical Diagnostics TBD
			effective yield 0.22%)	1,550,613	1,550,613
6/30/25 X	502,000	429,712	State Street Institutional US Government
Panda Liberty Tranche B-2 TBD
			Money Market Fund - Investor Class
8/21/20 X	271,000	231,705
			(seven-day effective yield 0.24%)	1,550,613	1,550,612
Panda Patriot Tranche B-1 TBD
			Total Short-Term Investments
12/19/20 X	153,549	130,261
Panda Patriot Tranche B-2 TBD			(cost $7,753,064)		7,753,064
12/19/20 X	115,451	98,711

Total Value of Securities - 100.89%
(cost $98,718,848)					89,703,166
Liabilities Net of Receivables and Other Assets - (0.89%)					(790,820)
Net Assets Applicable to 15,738,101 Shares Outstanding - 100.00%					$88,912,346

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $50,383,697, which represents 56.67% of the Series’ net assets.
❆ PIK. The first payment of cash and/or principal will be made after June 30, 2020.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
y No contractual maturity date.
† Non-income producing security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M, LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

NQ-FLA [3/20] 5/20 (1178328) Fund for Income Series-4

Delaware VIP® Fund for Income Series
Schedule of investments (continued)

Unfunded Loan Commitments

The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments
(commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at March 31, 2020:

Borrower	Principal Amount	Value	Unrealized Depreciation
Apro 4.00% (LIBOR03M + 4.00%) 10/28/26	$83,333	$73,125	$(10,208)

Summary of abbreviations:
GS - Goldman Sachs
ICE - Intercontinental Exchange
LIBOR - London interbank offered rate
LIBOR01M - ICE LIBOR USD 1 Month
LIBOR02M - ICE LIBOR USD 2 Month
LIBOR03M - ICE LIBOR USD 3 Month
LIBOR06M - ICE LIBOR USD 6 Month
PIK - Payment-in-kind
USD - US Dollar

NQ-FLA [3/20] 5/20 (1178328) Fund for Income Series-5